Equity	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Equity
Equity
Share capital
As at 31 December 2023, the Company has issued and fully paid 459,200,818 Shares. Shares in issue have one voting right each and no restrictions related to dividends or return of capital.

	Number of Shares	Share capital
	millions	€ million
As at 1 January 2021	455	5
Issuances of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2021	456	5
Issuance of Shares	1	—
Cancellation of Shares	—	—
As at 31 December 2022	457	5
Issuance of Shares	2	—
Cancellation of Shares	—	—
As at 31 December 2023	459	5
The number of Shares increased in 2023, 2022 and 2021 from the issue of 2,094,365, 871,421 and 1,589,522 Shares, respectively, following the exercise of share-based payment awards.
Share premium
The share premium account increased by cash received for the exercise of options by €42 million in 2023, €14 million in 2022 and €28 million in 2021.
Merger reserves
The consideration transferred to acquire CCIP and CCEG qualified for merger relief under the Companies Act. As such, the excess consideration transferred over nominal value of €287 million was required to be excluded from the share premium account and recorded to merger reserves.
Other reserves
The following table summarises the balances in other reserves (net of tax) as at the dates presented:

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
Cash flow hedge reserve	31	104	151
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(974)	(728)	(509)
Reserve related to the acquisition of non-controlling interests	(79)	(79)	—
Other reserves(A)	2	(1)	5
Total other reserves	(823)	(507)	(156)
(A) Other reserves relate to cost of hedging which represents forward point on spot designations, time value of options and currency basis.
Movements, including the tax effects, in these accounts through to 31 December 2023 are included in the consolidated statement of comprehensive income or directly within the consolidated statement of changes in equity.

Dividends
Dividends are recorded within the Group’s consolidated financial statements in the period in which they are paid.

	Year ended 31 December
	2023	2022	2021
	€ million	€ million	€ million
First half dividend(A)	308	256	—
Second half dividend(B)	533	507	638
Total dividend on ordinary shares paid	841	763	638
(A)Dividend of €0.67 per Share was paid in first half of 2023. Dividend of €0.56 per Share was paid in first half of 2022.
(B)Dividend of €1.17 per Share was paid in second half of 2023. Dividend of €1.12 per Share was paid in second half of 2022.
A full year dividend of €1.40 per Share was paid in 2021.
Dividends attributable to restricted stock units and performance share units that are unvested at the period end date are accrued accordingly. During 2023, an incremental dividend accrual of €3 million has been recognised (2022: €3 million, 2021: €1 million).
Non-controlling interest
As at 31 December 2023, 31 December 2022 and 31 December 2021, equity attributable to non-controlling interest was nil, nil and €177 million, respectively.
In December 2022, the Group entered into a share purchase agreement (SPA) with TCCC to acquire the remaining 29.4% ownership interest of its subsidiary, PT Coca-Cola Bottling Indonesia, for a total consideration of €282 million. The acquisition completed in the first quarter of 2023, following the resolution of customary conditions (refer to Note 19). As at 31 December 2022, the non-controlling interest was derecognised.
As at 31 December 2021, equity attributable to non-controlling interest was €177 million, representing 29.4% of PT Coca-Cola Bottling Indonesia, held by TCCC and 6.1% of Samoa Breweries Limited held by numerous investors.